Schedule of Supplemental Balance Sheet Information Related To Leases (Details) - Scienture Inc [Member] - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Right of Use Assets	$ 61,579	$ 64,091
Short term Lease liabilities	22,567	21,404
Long term Lease liabilities	39,319	42,893
Total Lease Liabilities	$ 61,886	$ 64,297
Weighted Average Remaining Lease Term (in years)	2 years 3 months 29 days	2 years 9 months 29 days
Weighted Average Discount Rate	15.50%	15.50%